STAAR Investment Trust

CERTIFICATION PURSUANT TO RULE 497(j)

May 5, 2010

The undersigned, on behalf of the STAAR Investment Trust (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated May 1, 2010, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ J. Andre Weisbrod

By: J. Andre Weisbrod

President & Board of Trustees, STAAR Investment Trust